CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities:
Net income	$ 17,660	$ 28,297	$ 139,428
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	17,936	19,405	18,436
Amortization of intangible assets	3,154	4,176	3,669
Impairment of intangible assets		2,230
Non-cash equity compensation	6,602	7,127	9,654
Loss on sale of assets	2,297	1,299	796
Deferred income taxes	(2,541)	1,438	(16,443)
Changes in assets and liabilities, net of impact of acquisitions and divestitures
Accounts receivable	67,825	8,753	(84,004)
Inventories	(7,425)	31,846	(86,917)
Prepaid expenses and other current assets	1,208	(3,971)	487
Accounts payable	(86,571)	15,162	59,178
Employee compensation and benefits payable	(3,825)	(852)	14,058
Deferred revenue	10,829	(10,266)	6,649
Income taxes payable	326	(687)	(1,283)
Other accrued liabilities	(1,742)	2,975	(4,052)
Net cash provided by operating activities	25,733	106,932	59,656
Cash flows from investing activities:
Investments in property, plant and equipment	(15,212)	(20,232)	(20,328)
Acquisition of intangible assets	(3,500)	(4,700)
Acquisition of businesses, net of cash received		(7,433)	(4,908)
Net cash used in investing activities	(18,712)	(32,365)	(25,236)
Cash flows from financing activities:
Repurchase of common shares	(13,600)	(32,290)
Increase (decrease) in book overdraft		(2,374)	2,374
Proceeds from issuance of common shares	661	3,344	2,113
Dividends to shareholders	(9,538)	(1,459)
Net cash provided by (used in) financing activities	(22,477)	(32,779)	4,487
Change in cash and cash equivalents	(15,456)	41,788	38,907
Cash and cash equivalents at beginning of period	132,630	90,842	51,935
Cash and cash equivalents at end of period	$ 117,174	$ 132,630	$ 90,842